Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Federal income tax benefit attributable to:
Current operations					$ 219,897	$ 537,475
Less: valuation allowance					(219,897)	(537,475)
Net provision for Federal income taxes	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0